Document Entity Information (USD $)	3 Months Ended
	Mar. 31, 2012	Jul. 24, 2011
Document Entity Information [Abstract]
Document Type	10-Q
Document period end date	Mar 31, 2012
Amendment flag	false
Document Period Focus	Q2
Document Fiscal Year Focus	2012
Current fiscal year end date	--12-31
Entity central index key	0000759458
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity registrant name	Canandaigua National Corporation
Entity voluntary filers	No
Entity well known seasoned issuer	No
Entity common stock shares outstanding		1,887,154
Entity public float	$ 167,341,000

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Assets [Abstract]
Cash and Due from Banks	$ 35,266	$ 52,715
Interest-bearing Deposits in Banks and Other Financial Institutions	5,882	6,490
Federal funds sold	64,425	67,535
Securities:
- Available for sale, at fair value	107,330	114,258
- Held-to-maturity	165,464	167,225
Loans - net	1,344,268	1,276,426
Premises and equipment - net	16,015	16,101
Accrued interest receivable	7,404	6,627
Federal Home Loan Bank stock and Federal Reserve Bank stock	2,656	2,656
Goodwill	15,810	15,810
Intangible assets	6,584	6,787
Prepaid FDIC Assessment	3,647	3,905
Other assets	24,631	24,935
Total Assets	1,799,382	1,761,470
Deposits:
Demand Non-interest bearing	232,257	227,284
Demand-interest bearing	183,592	175,409
Savings and money market	772,572	745,713
Time	395,104	398,204
Total deposits	1,583,525	1,546,610
Borrowings	0	0
Junior subordinated debentures	51,547	51,547
Accrued interest payable and other liabilities	27,375	27,533
Total Liabilities	1,662,447	1,625,690
Stockholders' Equity:
Preferred stock	0	0
Common stock	9,732	9,732
Additional paid-in-capital	8,834	8,834
Retained earnings	121,373	120,675
Treasury stock	(4,912)	(4,912)
Accumulated other comprehensive income, net	(1,040)	(1,455)
Total Stockholder's Equity	133,987	132,874
Non-controlling interests	2,948	2,906
Total Equity	136,935	135,780
Total Liabilities and Stockholders' Equity	$ 1,799,382	$ 1,761,470

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Held-to-maturity fair value	$ 163,121	$ 160,401
Preferred stock par value	$ 0.01
Preferred stock, authorized shares	4,000,000
Preferred stock, issued shares	0
Common stock, par value	$ 20	$ 20
Common stock, authorized	16,000,000	16,000,000
Common stock, shares issued	1,946,496	1,946,496
Treasury stock, shares	58,497	57,748

CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Interest income:
Loans, including fees	$ 16,450	$ 16,079
Securities	1,903	2,070
Federal funds sold	35	90
Other interest income	4	5
Total interest income	18,392	18,244
Interest expense:
Deposits	1,503	2,676
Borrowings	0	0
Junior subordinated debentures	696	745
Total interest expense	2,199	3,421
Net interest income	16,193	14,823
Provision for loan losses	1,150	750
Net interest income after provision for loan losses	15,043	14,073
Other income:
Service charges on deposit accounts	2,823	2,585
Trust and investment services income	3,810	3,099
Net gain on sale of mortgage loans	599	370
Loan servicing income, net	204	219
Loan-related fees	72	109
(Loss) on calls of securities, net	(6)	(1)
Other operating income	680	811
Total other income	8,182	7,192
Operating expenses:
Salaries and employee benefits	10,755	8,001
Occupancy, net	2,046	1,833
Technology and data processing	1,210	1,042
Professional and other services	926	907
Marketing and public relations	609	669
Office supplies, printing and postage	421	414
Intangible amortization	203	222
Other real estate operations	318	228
FDIC insurance	283	679
Other operating expenses	1,373	1,326
Total operating expenses	18,144	15,321
Income before income taxes	5,081	5,944
Income taxes	1,510	1,605
Net Income Attributable to Noncontrolling Interest and parent	3,571	4,339
Net Income (Loss) Attributable to Noncontrolling Interest	42	0
Net Income	$ 3,529	$ 4,339
Basic earnings per share	$ 1.87	$ 2.3
Diluted earnings per share	$ 1.83	$ 2.26

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax [Abstract]
Net income	$ 3,571,000	$ 4,339
Other comprensive income:
Change in fair value of interest rate swaps	672,000	703,000
Change in unrealized gain on securities available for sale	(219,000)	(163,000)
Plus reclassification adjustment for realized gains and losses included in net income on called securities	38,000	(13,000)
Other comprehensive income	415,000	553,000
Total other comprehensive income	3,986,000	4,892,000
Comprehensive income attributable to the noncontrolling interest	42,000	0
Comprehensive income attributable to the Company	$ 3,944,000	$ 4,892,000

CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2010		$ 9,732,000	$ 8,823,000	$ 109,768,000	$ (4,728,000)	$ 199,000	$ 0
Balance, shares at Dec. 31, 2010		1,888,748
Comprehensive income:
Change in fair value of Interest rate swaps		0	0	0	0	703,000	0
Change in unrealized gain on securities available for sale		0	0	0	0	(163,000)	0
Plus reclassification adjustment for realized losses included in net income on called securities	(13,000)	0	0	0	0	13,000	0
Net income	4,339	0	0	4,339,000	0	0	0
Purchase of treasury stock		0	0	0	(19,000)	0	0
Purchase of treasury stock, shares		(200)
Shares issued as compensation		0	0	0	0	0	0
Shares issued as compensation, shares		0
Cash dividend		0	0	(2,691,000)	0	0	0
Balance at Mar. 31, 2011		9,732,000	8,823,000	111,416,000	(4,747,000)	752,000	0
Balance, shares at Mar. 31, 2011		1,888,548
Balance at Dec. 31, 2011	135,780,000	9,732,000	8,834,000	120,675,000	(4,912,000)	(1,455,000)	2,906,000
Balance, shares at Dec. 31, 2011		1,887,254
Comprehensive income:
Change in fair value of Interest rate swaps		0	0	0	0	672,000	0
Change in unrealized gain on securities available for sale		0	0	0	0	(219,000)	0
Plus reclassification adjustment for realized losses included in net income on called securities	38,000	0	0	0	0	(38,000)	0
Net income	3,571,000	0	0	3,529,000	0	0	42,000
Cash dividend		0	0	(2,831,000)	0	0	0
Balance at Mar. 31, 2012	$ 136,935,000	$ 9,732,000	$ 8,834,000	$ 121,373,000	$ (4,912,000)	$ (1,040,000)	$ 2,948,000
Balance, shares at Mar. 31, 2012		1,887,254

CONDENSED CONSOLIDATED OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flow from operating activities:
Net income	$ (3,529)	$ (4,339)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion	1,597	1,359
Provision for loan losses	1,150	750
Gain on sale of premises and equipment and other real estate, net	(122)	(17)
Writedown of other real estate	85	0
Deferred income tax benefit	(859)	(384)
Income from equity-method investments, net	16	(323)
(Loss) on calls of securities, net	6	1
Net gain on sale of mortgage loans	(599)	(370)
Originations of loans held for sale	(51,160)	(35,031)
Proceeds from sale of loans held for sale	47,679	45,267
(Increase) decrease in other assets	(723)	(864)
Increase (decrease) in all other liabilities	944	(482)
Net cash provided by operating activities	1,543	14,245
Securities available-for-sale:
Proceeds from maturities and calls	18,465	6,865
Purchases	(11,929)	(7,869)
Securities held to maturity:
Proceeds from maturities and calls	6,208	4,523
Purchases	(4,828)	(9,154)
Loan principal collections in excess of originations, net	(65,470)	23,285
Purchase of premises and equipment, net	(578)	(636)
Purchases of FRB and FHLB stock, net	0	(102)
Investment in equity-method investments	(209)	(3)
Proceeds from sale of other real estate	1,505	455
Net cash provided (used) by investing activities	(56,836)	17,364
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net increase in demand, savings and money market deposits	40,015	62,774
Net decrease in time deposits	(3,100)	(13,204)
Principal repayments of term borrowings	0	(330)
Proceeds from sale of treasury stock	0	0
Payments to acquire treasury stock	0	(19)
Proceeds from issuance of treasury stock under stock option plan	0	0
Tax benefit from stock option exercise	0	0
Change in Noncontrolling Interests, net	42	0
Dividends paid	(2,831)	(2,691)
Net cash provided by financing activities	34,126	46,530
Net increase in cash and cash equivalents	(21,167)	78,139
Cash and cash equivalents - beginning of period	126,740	138,229
Cash and cash equivalents - end of period	105,573	216,368
Supplemental Cash Flow Information [Abstract]
Interest paid	2,213	3,567
Income taxes paid	151	208
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Real estate acquired in settlement of loans	$ 558	$ 0

Basis of Presentation	3 Months Ended
Mar. 31, 2012
Basis Of Presentation [Abstract]
Basis of Presentation

(1)   Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q and applicable regulations of the Securities and Exchange Commission (SEC) and with generally accepted accounting principles for interim financial information. Such principles are applied on a basis consistent with those reflected in the 2011 Annual Report (defined below) of the Company filed with the SEC. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. Management has prepared the financial information included herein without audit by an independent registered public accounting firm. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three month periods ended March 31, 2012, are not necessarily indicative of the results that may be expected for the year ending December 31, 2012. For further information, refer to the consolidated financial statements and footnotes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2011 (the “2011 Annual Report”).

Amounts in prior periods' condensed consolidated financial statements are reclassified whenever necessary to conform to the current year's presentation.

Management has evaluated the impact of subsequent events on these financial statements to the date of filing of this Form 10-Q with the Securities and Exchange Commission.

Securities	3 Months Ended
Mar. 31, 2012
Securities [Abstract]
Secutrities

(2) Securities

Amortized cost and fair value of available-for-sale and held-to-maturity securities at March 31, 2012 are summarized as follows:

	March 31, 2012
		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored enterprise obligations	51,149	267	(113)	51,303
State and municipal obligations	51,605	1,627	(16)	53,216
Corporate obligations (1)	1,094	2	(269)	827
Equity securities	1,292	190	-	1,482

Total Securities Available for Sale	$105,642	2,086	(398)	107,330

	(1)Amortized cost includes cumulative $360,000 write-down prior to 2010 for other-than-temporary impairment.

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$7	2	-	9
State and municipal obligations	164,629	4,520	(182)	168,967
Corporate obligations	828	305	-	1,133

Total Securities Held to Maturity	$165,464	4,827	(182)	170,109

2) Securities (continued)

The amortized cost and fair value of debt securities by years to maturity as of March 31, 2012, follow (in thousands). Maturities of amortizing securities are classified in accordance with their contractual repayment schedules. Expected maturities will differ from contracted maturities since issuers may have the right to call or prepay obligations without penalties

	Available for Sale		Held to Maturity
	Amortized		Amortized
	Cost (1)	Fair Value	Cost	Fair Value
Years
Under 1	$16,011	16,165	28,646	28,895
1 to 5	35,050	36,529	118,385	122,171
5 to 10	48,177	48,268	17,588	17,890
10 and over	5,112	4,886	845	1,153

Total	$104,350	105,848	165,464	170,109

(1)Amortized cost includes a cumulative $360,000 write-down prior to 2010 for other-than-temporary impairment.

The following table presents the fair value of securities with gross unrealized losses at March 31, 2012, aggregated by category and length of time that individual securities have been in a continuous loss position (in thousands).

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$21,965	113	-	-	21,965	113
State and municipal obligations	309	2	1,268	14	1,577	16
Corporate obligations	-	-	1,056	269	1,056	269

Total temporarily impaired securities	$22,274	115	2,324	283	24,598	398

Securities Held to Maturity:
State and municipal obligations	$15,819	121	4,572	61	20,391	182

Total temporarily impaired securities	$15,819	121	4,572	61	20,391	182

Substantially all of the unrealized losses on the Company's securities were caused by market interest rate changes from those in effect when the specific securities were purchased by the Company. The contractual terms of these securities do not permit the issuer to settle the securities at a price less than par value. Except for certain corporate obligations, all securities rated by an independent rating agency carry an investment grade rating. Because the Company does not intend to sell the securities and it believes it is not likely to be required to sell the securities before recovery of their amortized cost basis, which may be, and is likely to be, maturity, the Company does not consider these securities to be other-than-temporarily impaired at March 31, 2012, except as discussed below.

In the available-for-sale portfolio, the Company holds approximately $0.8 million of bank trust-preferred securities with an adjusted cost basis of $1.1 million. These securities are backed by debt obligations of banks, with approximately $0.7 million of the securities backed by two of the largest U.S. banks and $0.1 million backed by a pool of banks' debt in the form of a collateralized debt obligation (CDO). As a result of market upheaval, a lack of regular trading market in these securities, and bank failures, the fair value of these securities had fallen sharply in 2008 and continued to fall in the first half of 2009. The Company recognized cumulative other-than-temporary-impairment (OTTI) amounting to $0.9 million on one CDO over several years. Management sold a portion of this security in 2011 and intends to sell the remainder in whole or in part over time. If the financial condition of the underlying banks deteriorates, further write-downs could occur before a sale, which would be reflected in the statement of operations. The maximum potential write-down would be its current carrying value of less than $0.1 million.

(2) Securities (continued)

Amortized cost and fair value of available-for-sale and held-to-maturity securities at December 31, 2011 are summarized as follows:

	December 31, 2011

		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored enterprise obligations	55,766	377	(18)	56,125
State and municipal obligations	53,531	1,917	(23)	55,425
Corporate obligations	1,093	2	(296)	799
Equity securities	1,295	112	-	1,407

Total securities Available for Sale	$112,187	2,408	(337)	114,258

	(1)Amortized cost includes cumulative write-downs of $360,000 prior to 2010 for other-than-temporary impairment.

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$1,007	1	-	1,008
State and municipal obligations	165,348	5,113	(135)	170,326
Corporate obligations	870	313	-	1,183

Total Securities Held to Maturity	$167,225	5,427	(135)	172,517

The following table presents the fair value of securities with gross unrealized losses at December 31, 2011, aggregated by category and length of time that individual securities have been in a continuous loss position (in thousands).

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$7,610	18	-	-	7,610	18
State and municipal obligations	355	3	996	20	1,351	23
Corporate obligations	-	-	759	296	759	296

Total temporarily impaired securities	$7,965	21	1,755	316	9,720	337

Securities Held to Maturity:
State and municipal obligations	$7,886	80	4,647	55	12,533	135

Total temporarily impaired securities	$7,886	80	4,647	55	12,533	135

Loans and Allowances for Loan Losses	3 Months Ended
Mar. 31, 2012
Loans and Allowances for Loan Losses [Abstract]
Loans and Allowances for Loan Losses

(3) Loans and Allowance for Loan Losses

Loans

The Company's market area is generally Ontario County and Monroe County of New York State. Substantially all loans are made in its market area. Accordingly, the ultimate collectability of a substantial portion of the Company's loan portfolio is susceptible to changes in the economic conditions in this area. The Company's concentrations of credit risk are as disclosed in the following table of loan classifications. The concentrations of credit risk in related loan commitments and letters of credit parallel the loan classifications reflected. Other than general economic risks, management is not aware of any material concentrations of credit risk to any industry or individual borrower.

The major classifications of loans at March 31, 2012 and December 31, 2011, follow (in thousands), along with a description of their underwriting and risk characteristics:

	2012	2011

Commercial and industrial	$198,118	198,744
Mortgages:
Commercial	493,457	467,413
Residential - first lien	262,770	256,173
Residential - second lien	100,368	101,877
Consumer:
Automobile - indirect	261,619	227,541
Other	24,087	25,583
Loans held for sale	11,636	7,556

Total loans	1,352,055	1,284,887
Plus - Net deferred loan costs	9,054	7,634
Less - Allowance for loan losses	(16,841)	(16,095)

Loans - net	$1,344,268	1,276,426

Allowance for Loan Losses

A summary of the changes in the allowance for loan losses follows (in thousands). Notwithstanding the estimated allocations set forth in any table, the entirety of the allowance is available to absorb losses in any portfolio:

	For the Three-Month Periods
	Ended March 31,

	2012	2011

Balance at the beginning of period	$16,095	15,635
Loans charged off	(710)	(705)
Recoveries of loans charged off	306	230
Provision charged to operations	1,150	750

Balance at end of period	$16,841	15,910

The following tables present an analysis of the allowance for loan losses by loan type, including a summary of the loan types individually and collectively evaluated for impairment as of March 31, 2012 and 2011 (in thousands):

			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$6,393	994	1,786	521	4,839	916	-	646	16,095
Charge-offs	(191)	-	(75)	(3)	(283)	(158)	-	-	(710)
Recoveries	38	2	6	2	175	83	-	-	306
Provision	(1,362)	286	190	14	1,130	381	-	511	1,150
Ending Balance	$4,878	1,282	1,907	534	5,861	1,222	-	1,157	16,841
of which:
Amount for loans individually
evaluated for impairment	$1,079	443	-	-	-	-	-	-	1,522
Amount for loans collectively
evaluated for impairment	$3,799	839	1,907	534	5,861	1,222	-	1,157	15,319
Balance of loans individually
evaluated for impairment	$3,668	11,545	-	29	-	-	-	-	15,242
Balance of loans collectively
evaluated for impairment	$194,450	481,912	262,770	100,339	261,619	24,087	11,636	9,054	1,345,867

The balance in the allowance for loan losses increased to $16.8 million at March 31, 2012 compared to $16.1 million December 31, 2011, and from $15.9 million at March 31, 2011. In determining the level of allowance necessary, we considered a number of factors. The most significant factor in the first quarter of 2012 was growth in the portfolio, which amounted to an annualized rate of 21% for the three-month period from December 31, 2011, and 16% for the twelve-month period from March 31, 2011. However, the balance in the allowance did not increase by these percentages due to specific portfolio factors, which include, (a) a reduction in the loss factor applied to Substandard-rated Commercial and Industrial Loans, (b) an increase in reserves for impaired loans, (c) a decline in annualized net charge-offs, and (d) a decline in the ratio of non-performing loans to total loans. Economic conditions were also considered in our determination of the allowance. Given improvements we have seen in the economy, we have reduced our economic qualitative factors.

More specifically, since December 31, 2011, we have reduced the allocated allowance to Commercial and Industrial loans as discussed above. Increases in allocations for the other major loan categories occurred principally due to loan portfolio growth, while the unallocated portion has increased principally due to a combination of factors related to changes in the portfolio and related quantitative and qualitative factors.

In monitoring the credit quality of the portfolio, management applies a credit quality indicator to substantially all commercial loans. These quality indicators, as more fully described in the 2011 Annual Report, range from one through eight in increasing risk of loss. These ratings are used as inputs to the calculation of the allowance for loan losses. Loans rated 1 through 4 are generally allocated a lesser percentage allocation in the allowance for loan losses than loans rated from 5 through 8. Residential Mortgage Loans are generally rated 9, unless they are used to partially collateralize commercial loans, in which case they carry the rating of the respective commercial loan relationship, or if management wishes to recognize a well defined weakness or loss potential to more accurately reflect credit risk. Unrated loans are allocated a percentage of the allowance for loan losses on a pooled-basis.

The following tables present the loan portfolio as of March 31, 2012 and December 31, 2011 by credit quality indicator (in thousands). Except for loans in the 9 and unrated categories, credit quality indicators are reassessed for each applicable loan at least annually, generally upon the anniversary of the loan's origination or receipt and analysis of the borrower's financial statements, when applicable, or in the event that information becomes available that would cause us to re-evaluate.

Loans in category 9 and unrated are evaluated for credit quality after origination based upon delinquency status. (See Aging Analysis table).

Credit Quality Indicator Analysis as of March 31, 2012

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$10,377	-	-	-	-	816	-	-	11,193
2-Good	8,268	26,459	1,656	3,172	-	1,084	-	-	40,639
3-Satisfactory	69,249	195,085	1,280	564	-	-	-	-	266,178
4-Watch	43,078	209,335	4,834	106	-	-	-	-	257,353
5-Special Mention	12,041	6,289	1,009	-	-	-	-	-	19,339
6-Substandard	22,395	31,573	4,263	225	-	-	-	-	58,456
7-Doubtful	-	-	7	-	-	-	-	-	7
Subtotal	$165,408	468,741	13,049	4,067	-	1,900	-	-	653,165
9 and not rated	32,710	24,716	249,721	96,301	261,619	22,187	11,636	9,054	707,944
Total	$198,118	493,457	262,770	100,368	261,619	24,087	11,636	9,054	1,361,109

Credit Quality Indicator Analysis as of December 31, 2011

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$9,814	105	-	-	-	913	-	-	10,832
2-Good	8,826	26,195	1,718	2,560	-	-	-	-	39,299
3 Satisfactory	68,246	177,882	1,409	576	-	-	-	-	248,113
4 Watch	43,928	210,901	6,045	269	-	-	-	-	261,143
5 Special Mention	7,864	4,645	1,127	-	-	-	-	-	13,636
6 Substandard	29,440	30,018	4,496	453	-	100	-	-	64,507
7 Doubtful	-	-	-	7	-	-	-	-	7
8 Loss	-	-	-	-	-	-	-	-	-
Subtotal	$168,118	449,746	14,795	3,865	-	1,013	-	-	637,537
9 and not rated	30,626	17,667	241,378	98,012	227,541	24,570	7,556	7,634	654,984
Total	$198,744	467,413	256,173	101,877	227,541	25,583	7,556	7,634	1,292,521

A summary of information regarding nonaccruing loans and other nonperforming assets as of March 31, 2012, December 31, 2011, and March 31, 2011 follows (in thousands):

	March 31,	December 31,	March 31,
	2012	2011	2011

Accruing loans 90 days or more delinquent	$554	969	208
Nonaccruing loans	19,358	17,307	22,760

Total nonperforming loans	19,912	18,276	22,968
Other real estate owned	3,562	4,632	3,836
(less write-down of other real estate owned)	(435)	(397)	(551)

Total nonperforming assets	$23,039	22,511	26,253

The following tables present, as of March 31, 2012 and December 31, 2011, additional details about the loan portfolio in the form of an aging analysis of the loan portfolio. Amounts exclude deferred fees and costs (in thousands).

Aging Analysis as of March 31, 2012

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans

Commercial and industrial	$335	250	3,841	4,426	193,692	198,118	88	3,753
Commercial mortgages	1,497	1,326	11,572	14,395	479,062	493,457	-	11,572
Residential - first lien	3,084	1,415	4,249	8,748	254,022	262,770	390	3,859
Residential - junior lien	341	90	174	605	99,763	100,368	-	174
Consumer:
Automobile - Indirect	1,310	726	61	2,097	259,522	261,619	61	-
Other	204	21	15	240	23,847	24,087	15	-
Loans held-for-sale	-	-	-	-	11,636	11,636	-	-
	$6,771	3,828	19,912	30,511	1,321,544	1,352,055	554	19,358

Aging Analysis as of December 31, 2011

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans
Commercial and industrial	$395	432	3,992	4,819	193,925	198,744	75	3,917
Commercial mortgages	2,184	-	9,078	11,262	456,151	467,413	-	9,078
Residential - first lien	633	55	4,453	5,141	251,032	256,173	652	3,801
Residential - junior lien	444	91	419	954	100,923	101,877	8	411
Consumer:
Automobile - indirect	1,766	653	165	2,584	224,957	227,541	165	-
Other	257	88	169	514	25,069	25,583	69	100
Loans held-for-sale	-	-	-	-	7,556	7,556	-	-
Total	$5,679	1,319	18,276	25,274	1,259,613	1,284,887	969	17,307

A summary of information regarding impaired loans follows (in thousands):

	As of and for	As of and for	As of and for
	the three-month	the year	the three-month
	period ended	ended	period ended
	March 31,	December 31,	March 31,
	2012	2011	2011

Recorded investment at period end	$19,358	17,307	22,760
Impaired loans with specific related allowance at period end	$3,929	2,453	3,680
Amount of specific related allowance at period end	$1,522	1,138	933
Average investment during the period	$19,545	20,394	22,069
Interest income recognized on a cash basis during the period	$103	127	-

The details of impaired loans as of March 31, 2012 and December 31, 2011 follow (in thousands)

March 31, 2012

		Unpaid	Specific	Average	Interest
	Recorded	principal	Related	Recorded	income
	Investment	balance	Allowance	Investment	Recognized
With no specific allowance
Commercial and industrial	$1,640	2,151	-	1,811	-
Commercial mortgage	9,756	11,158	-	9,010	81
Residential mortgage - first position	3,859	4,042	-	4,331	20
Residential mortgage - second position	174	213	-	420	-
Consumer - other	-	-	-	76	2
Subtotal	15,429	17,564	-	15,648	103
With specific allowance
Commercial and industrial	2,113	2,249	1,079	2,503	-
Commercial mortgage	1,816	1,936	443	1,394	-
Subtotal	3,929	4,185	1,522	3,897	-
Total	$19,358	21,749	1,522	19,545	103
Summary by portfolio:
Commercial	$15,325	17,494	1,522	14,718	81
Residential	4,033	4,255	-	4,751	20
Consumer and other	-	-	-	76	2
Total	$19,358	21,749	1,522	19,545	103

December 31, 2011

		Unpaid	Specific	Average	Interest
	Recorded	principal	Related	Recorded	income
With no specific allowance	Investment	balance	Allowance	Investment	Recognized
Commercial and industrial	$2,541	3,048	-	1,401	-
Commercial mortgage	8,001	9,440	-	6,578	114
Residential mortgage - first position	3,801	3,968	-	3,366	13
Residential mortgage - second position	411	439	-	390	-
Consumer - other	100	102	-	76	-
Subtotal	14,854	16,997	-	11,811	127
With specific allowance
Commercial and industrial	1,376	1,454	895	3,079	-
Commercial mortgage	1,077	1,153	243	3,988	-
Residential mortgage - first position	-	-	-	1,265	-
Residential mortgage - second position	-	-	-	201	-
Subtotal	2,453	2,607	1,138	8,583	-
Total	$17,307	19,604	1,138	20,394	127
Summary by portfolio:
Commercial	$12,995	15,095	1,138	15,046	114
Residential	4,212	4,407	-	5,222	13
Consumer and other	100	102	-	126	-
Total	$17,307	19,604	1,138	20,394	127

Troubled Debt Restructurings

In the process of resolving nonperforming loans, we may choose to restructure the contractual terms of certain loans and attempt to work out alternative payment schedules with the borrower in order to avoid foreclosure of collateral. Any loans that are modified are evaluated to determine if they are "troubled debt restructurings” (TDR) and if so, are evaluated for impairment. A TDR is defined as a loan restructure where for legal or economic reasons related to a borrower's financial difficulties, the creditor grants one or more concessions to the borrower that it would not otherwise consider. Terms of loan agreements may be modified to fit the ability of the borrower to repay in respect of its current financial status and restructuring of loans may include the transfer of assets from the borrower to satisfy debt, a modification of loan terms, or a combination of the two. If a satisfactory restructure and payment arrangement cannot be reached, the loan may be referred to legal counsel for foreclosure.

Loan Servicing Assets	3 Months Ended
Mar. 31, 2012
Loan Servicing Assets [Abstract]
Loan Servicing Assets

(4)   Loan Servicing Assets

The Company services first-lien, residential loans for the Federal Home Loan Mortgage Company (FHLMC), also known as Freddie Mac, and certain commercial loans as lead participant. The associated servicing rights (assets) entitle the Company to a future stream of cash flows based on the outstanding principal balance of the loans and contractual servicing fees. Failure to service the loans in accordance with contractual requirements may lead to a termination of the servicing rights and the loss of future servicing fees.

The Company services all loans for FHLMC on a non-recourse basis; therefore, its credit risk is limited to temporary advances of funds to FHLMC, while FHLMC retains all credit risk associated with the loans. Commercial loans are serviced on a non- recourse basis, whereby the Company is subject to credit losses only to the extent of the proportionate share of the loan's principal balance owned. The Company's contract to sell loans to FHLMC and to the Federal Housing Administration (FHA) via third-parties contain certain representations and warranties that if not met by the Company would require the repurchase of such loans. The Company has not historically been subject to a material volume of repurchases.

Gross servicing fees earned by the Company for the three-month periods ended March 31, 2012 and 2011, respectively, amounted to $346,000 and $343,000. These fees are included in net mortgage servicing income on the statements of income.

The following table presents the changes in loan servicing assets for the three-month periods ended March 31, 2012 and 2011, respectively, as well as the estimated fair value of the assets at the beginning and end of the period (in thousands).

	2012		2011
		Estimated		Estimated
	Book	Fair	Book	Fair
	Value	Value	Value	Value
Balance at January 1,	$2,489	$3,244	$2,222	$3,418
Originations	254		155
Amortization	(143)		(124)
Balance at March 31,	$2,600	$3,280	$2,253	$3,465

Capital Changes	3 Months Ended
Mar. 31, 2012
Capital Changes [Abstract]
Capital Changes

(5)   Capital Changes

At a special meeting of the Company's shareholders held on September 14, 2011, the Company's shareholders approved (a) a 4-for-1 forward stock split of the Company's common stock (the “Stock Split”) and (b) a corresponding amendment to the Company's Certificate of Incorporation that would affect the stock split by increasing the Company's total number of authorized shares from 8,000,000 to 20,000,000 shares, increasing the authorized number of shares of common stock from 4,000,000 to 16,000,000 shares, including changing the par value per share from $20.00 to $5.00, and implementing the Stock Split. The amendment to the Company's Certificate of Incorporation effecting the Stock Split was filed with New York State on September 20, 2011. All share data presented in the Company's financial statements and this Form 10-Q has been adjusted retroactively to reflect the Stock Split.

At the Company's April 2011 Annual Meeting, shareholders authorized a class of 4,000,000 shares of preferred stock, $.01 par value. No shares of preferred stock have been issued.

Dividend	3 Months Ended
Mar. 31, 2012
Dividend [Abstract]
Dividend

(6)   Dividend

On January 11, 2012, the Board of Directors declared a semi-annual $1.50 per share dividend on common stock to shareholders of record on January 21, 2012. The dividend was paid on February 1, 2012.

Earnings Per Share	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

(7)   Earnings Per Share

Basic earnings per common share is calculated by dividing net income available to common shareholders by the weighted average number of shares outstanding during the period. Diluted earnings per share includes the maximum dilutive effect of stock issuable upon conversion of stock options. Calculations for the three-month periods ended March 31, 2012 and 2011 follow (dollars in thousands, except per share data):

	Three-months
	Ended March 31,
	2012	2011
Basic Earnings Per Share:
Net income applicable to common shareholders	$3,529	4,339
Weighted average common shares outstanding	1,887,254	1,888,570
Basic earnings per share	$1.87	2.30

Diluted Earnings Per Share:
Net income applicable to common shareholders	$3,529	4,339
Weighted average common shares outstanding	1,887,254	1,888,570
Effect of assumed exercise of stock options	38,688	34,079
Total	1,925,942	1,922,649
Diluted earnings per share	$1.83	2.26

Segment Information	3 Months Ended
Mar. 31, 2012
Segment Information [Abstract]
Segment Information

(8)   Segment Information

The Company is organized into four reportable segments: the Company and its banking and Florida trust subsidiaries (Bank), CNB Mortgage Company (CNBM), Genesee Valley Trust Company (GVT), and WBI OBS Financial, LLC and its subsidiaries (OBS). These have been segmented due to differences in their distribution channels, the volatility of their earnings, and internal and external financial reporting requirements. The interim period reportable segment information for the three-month periods ended March 31, 2012 and 2011 follows (dollars in thousands).

Three months ended March 31,	2012

	Bank	CNBM	GVT	OBS	Intersegment	Total
Net interest income	$16,193	2	3	-	(5)	16,193
Non-interest income	5,760	1,284	885	591	(338)	8,182

Total revenues	21,953	1,286	888	591	(343)	24,375

Provision for loan losses	1,150	-	-	-	-	1,150
Intangible amortization	46	-	157	-	-	203
Other operating expenses	16,148	741	761	470	(179)	17,941

Total expenses	17,344	741	918	470	(179)	19,294

Income (loss) before tax	4,609	545	(30)	121	(164)	5,081
Income tax	1,510	215	(7)	-	(208)	1,510
Net income attributable to noncontrolling interests
and Canandaigua National Corporation	3,099	330	(23)	121	44	3,571
Less: Net income attributable to noncontrolling interests	-	-	-	42	-	42
Net income attributable to
Canandaigua National Corporation	$3,099	330	(23)	79	44	3,529

Total identifiable assets	$1,773,882	10,198	16,432	15,874	(17,004)	1,799,382

Three months ended March 31,	2011

	Bank	CNBM	GVT	Intersegment	Total
Net interest income	$14,823	3	3	(6)	14,823
Non-interest income	6,022	736	1,037	(603)	7,192

Total revenues	20,845	739	1,040	(609)	22,015

Provision for loan losses	750	-	-	-	750
Intangible amortization	50	-	172	-	222
Other operating expenses	13,956	571	744	(172)	15,099

Total expenses	14,756	571	916	(172)	16,071

Income (loss) before tax	6,089	168	124	(437)	5,944
Income tax	1,605	64	45	(109)	1,605

Net income (loss)	$4,484	104	79	(328)	4,339

Total identifiable assets	$1,696,785	6,603	16,582	(8,646)	1,711,324

Interest Rate Swap Agreement	3 Months Ended
Mar. 31, 2012
Interest Rate Swap Agreement [Abstract]
Interest Rate Swap Agreement	(9) Interest Rate Swap Agreements

Fair Values of Financial Instruments	3 Months Ended
Mar. 31, 2012
Fair Values of Financial Instruments [Abstract]
Fair Values of Financial Instruments

(10) Fair Values of Financial Instruments

Current accounting pronouncements require disclosure of the estimated fair value of financial instruments. Fair value is generally defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly, non-distressed sale between market participants at the measurement date. With the exception of certain marketable securities and one-to-four-family residential mortgage loans originated for sale, the Company's financial instruments are not readily marketable and market prices do not exist. The Company, in attempting to comply with accounting disclosure pronouncements, has not attempted to market its financial instruments to potential buyers, if any exist. Since negotiated prices in illiquid markets depend upon the then present motivations of the buyer and seller, it is reasonable to assume that actual sales prices could vary widely from any estimate of fair value made without the benefit of negotiations. Additionally, changes in market interest rates can dramatically impact the value of financial instruments in a short period of time. Finally, the Company expects to retain substantially all assets and liabilities measured at fair value to their maturity or call date. Accordingly, the fair values disclosed herein are unlikely to represent the instruments' liquidation values, and do not, with the exception of securities, consider exit costs, since they cannot be reasonably estimated by management.

Accounting principles establish a three-level valuation hierarchy for fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows.

  Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
  Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
  Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and Equivalents

For these short-term instruments that generally mature in 90 days or less, or carry a market rate of interest, the carrying value approximates fair value.

Securities

Loans

Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by interest type such as floating, adjustable, and fixed-rate, and by portfolios such as commercial, mortgage, and consumer.

The fair value of performing loans is calculated by discounting scheduled cash flows through the loans' estimated maturity using estimated market discount rates that reflect the credit and interest rate risk inherent in the loan category. The estimate of maturity is based on the average maturity for each loan classification.

Delinquent loans (not in foreclosure) are valued using the method noted above, and also consider the fair value of collateral for collateral-dependent loans. While credit risk is a component of the discount rate used to value loans, delinquent loans are presumed to possess additional risk. Therefore, the calculated fair value of loans is reduced by the allowance for loan losses.

The fair value of loans held for sale is estimated based on outstanding investor commitments or in the absence of such commitments, is based on current yield requirements or quoted market prices.

Loan Servicing Assets

Fair value is determined through estimates provided by a third party. To estimate the fair value, the third party considers market prices for similar assets and the present value of expected future cash flows associated with the servicing assets calculated using assumptions that market participants would use in estimating future servicing income and expense. Such assumptions include estimates of the cost of servicing loans, loan default rates, an appropriate discount rate, and prepayment speeds. The key economic assumptions used to determine the fair value of mortgage servicing rights at March 31, 2012 and 2011, and the sensitivity of such values to changes in those assumptions are summarized in the 2011 Annual Report and are substantially unchanged.

Deposits

The fair value of demand deposits, savings accounts, and money market accounts is the amount payable on demand at the reporting date. The fair value of fixed maturity time deposits is estimated using a discounted cash flow approach that applies current market rates to a schedule of aggregated expected maturities of time deposits.

Fair Values Measurements	3 Months Ended
Mar. 31, 2012
Fair Values Mesurements [Abstract]
Fair Values Measurements

(11) Fair Values Measurements

The following table presents for each of the fair-value hierarchy levels the Company's assets and liabilities that are measured at fair value on a recurring and non-recurring basis at March 31, 2012, by caption on the Condensed Consolidated Balance Sheet (dollars in thousands).

		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored
enterprise obligations	-	51,303	-	51,303
State and municipal obligation	-	53,216	-	53,216
All other	-	2,212	97	2,309
Total assets	$502	106,731	97	107,330

Liabilities
Interest rate swap agreement	$-	3,313	-	3,313
Letters of credit	-	217	-	217
Total liabilities	$-	3,530	-	3,530

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	11,636	-	11,636
Collateral dependent impaired loans	-	-	3,929	3,929
Other real estate owned	-	-	3,127	3,127
Loan servicing assets	-	-	2,600	2,600
Total assets	$-	11,636	9,656	21,292

The following table shows a reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three-month period ended March 31, 2012 (in thousands).

Three months ended
March 31, 2012
Securities available for sale, beginning of period	$799
Securities transferred to Level 2 during period	(730)
Unrealized gain included in other comprehensive income	28
Securities available for sale, end of period	$97

The following table presents for each of the fair-value hierarchy levels the Company's assets and liabilities that were measured at fair value on a recurring and non-recurring basis at December 31, 2011, by caption on the Consolidated Balance Sheet (dollars in thousands).

		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored
enterprise obligations	-	56,125	-	56,125
State and municipal obligation	-	55,425	-	55,425
All other	-	1,407	799	2,206
Total assets	$502	112,957	799	114,258

Liabilities
Interest rate swap agreement	$-	4,415	-	4,415
Letters of credit	-	233	-	233
Total liabilities	$-	4,648	-	4,648

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	7,556	-	7,556
Collateral dependent impaired loans	-	-	2,453	2,453
Other assets
Other real estate owned	-	-	4,235	4,235
Loan servicing assets	-	-	2,489	2,489
Total assets	$-	7,556	9,177	16,733

The following table shows a reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three-month period ended March 31, 2011 (in thousands).

Three months ended
March 31, 2011
Securities available for sale, beginning of period	$958
Unrealized gain included in other comprehensive income	37
Securities available for sale, end of period	$995

Accounting Pronouncements Implemented in Current Year	3 Months Ended
Mar. 31, 2012
Accounting Pronouncements Implemented in Current Year [Abstract]
Accounting Pronouncements Implemented in Current Year

(12) Accounting Pronouncements Implemented in the Current Year

We implemented the following Accounting Standards Updates (ASU) as of January 1, 2012 with no impact to our financial condition or results of operations. However, some footnote disclosures were revised:

ASU 2011-03. Reconsideration of Effective Control for Repurchase Agreements, issued April 2011. The main objective in developing this Update was to improve the accounting for repurchase agreements (repos) and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The amendments in this Update removed from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. Other criteria applicable to the assessment of effective control were not changed by the amendments in this Update. Since the Company does not currently engage in these types of transactions, the Update had no impact on the Company's financial condition or results of operations upon implementation.

ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, issued May 2011. The amendments were intended to converge fair value measurement and disclosure guidance in U.S. GAAP with the guidance in the International Accounting Standards Board's concurrently issued IFRS 13, Fair Value Measurement. The amendments in ASU 2011-04 did not modify the requirements for when fair value measurements apply; rather, they generally represented clarifications on how to measure and disclose fair value under ASC 820, Fair Value Measurement. In implementing this ASU, we expanded relevant disclosures for fair values of financial instruments and fair value measurements.

ASU 2011-05 Presentation of Comprehensive Income, issued June 2011. The objective of this Update was to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The amendments required that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. We used the two statement report by including a consolidated statement of comprehensive income.

In ASU 2011-12 Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, the FASB deferred the certain reporting requirements for reclassifications out of accumulated other comprehensive income on a components basis.

ASU 2011-08 Testing Goodwill for Impairment, issued September 2011. The objective of this Update was to simplify how entities, both public and non-public, test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Previous guidance required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill (step one). If the fair value of a reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendments in this Update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. Although this ASU became effective on January 1, 2012, we will not implement its provisions until the fourth quarter of 2012 when we perform our annual goodwill assessment.

Acquisition	3 Months Ended
Mar. 31, 2012
Acquisition [Abstract]
Acquisition

(13) Acquisition

As more fully discussed in the 2011 Annual Report, in November 2011, the Company acquired a majority interest in WBI OBS Financial, LLC (WBI), a company formed to concurrently acquire OBS Holdings, Inc. (OBS). As of March 31, 2012, the Company had not completed its comprehensive analysis of the fair value of assets acquired and liabilities assumed. The Company expects to complete this analysis in 2012. There has been no change to the financial information presented in the 2011 Annual Report.

Securities (Tables)	3 Months Ended
Mar. 31, 2012
Securities [Abstract]
Schedule of Available-for-sale Securities
	March 31, 2012
		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored enterprise obligations	51,149	267	(113)	51,303
State and municipal obligations	51,605	1,627	(16)	53,216
Corporate obligations (1)	1,094	2	(269)	827
Equity securities	1,292	190	-	1,482

Total Securities Available for Sale	$105,642	2,086	(398)	107,330

	(1)Amortized cost includes cumulative $360,000 write-down prior to 2010 for other-than-temporary impairment.

	December 31, 2011

		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored enterprise obligations	55,766	377	(18)	56,125
State and municipal obligations	53,531	1,917	(23)	55,425
Corporate obligations	1,093	2	(296)	799
Equity securities	1,295	112	-	1,407

Total securities Available for Sale	$112,187	2,408	(337)	114,258

	(1)Amortized cost includes cumulative write-downs of $360,000 prior to 2010 for other-than-temporary impairment.

Schedule of Held-to-maturity Securities

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$7	2	-	9
State and municipal obligations	164,629	4,520	(182)	168,967
Corporate obligations	828	305	-	1,133

Total Securities Held to Maturity	$165,464	4,827	(182)	170,109

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$1,007	1	-	1,008
State and municipal obligations	165,348	5,113	(135)	170,326
Corporate obligations	870	313	-	1,183

Total Securities Held to Maturity	$167,225	5,427	(135)	172,517

Schedule of the amortized cost and fair value of debt securities by years to maturity
	Available for Sale		Held to Maturity
	Amortized		Amortized
	Cost (1)	Fair Value	Cost	Fair Value
Years
Under 1	$16,011	16,165	28,646	28,895
1 to 5	35,050	36,529	118,385	122,171
5 to 10	48,177	48,268	17,588	17,890
10 and over	5,112	4,886	845	1,153

Total	$104,350	105,848	165,464	170,109

(1)Amortized cost includes a cumulative $360,000 write-down prior to 2010 for other-than-temporary impairment.

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$21,965	113	-	-	21,965	113
State and municipal obligations	309	2	1,268	14	1,577	16
Corporate obligations	-	-	1,056	269	1,056	269

Total temporarily impaired securities	$22,274	115	2,324	283	24,598	398

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$7,610	18	-	-	7,610	18
State and municipal obligations	355	3	996	20	1,351	23
Corporate obligations	-	-	759	296	759	296

Total temporarily impaired securities	$7,965	21	1,755	316	9,720	337

Schedule of the fair value of securities with gross unrealized losses

Securities Held to Maturity:
State and municipal obligations	$15,819	121	4,572	61	20,391	182

Total temporarily impaired securities	$15,819	121	4,572	61	20,391	182

Securities Held to Maturity:
State and municipal obligations	$7,886	80	4,647	55	12,533	135

Total temporarily impaired securities	$7,886	80	4,647	55	12,533	135

Loans and Allowances for Loan Losses (Tables)	3 Months Ended
Mar. 31, 2012
Loans and Allowances for Loan Losses [Abstract]
Schedule Of Major Classification Of Loans
	2012	2011

Commercial and industrial	$198,118	198,744
Mortgages:
Commercial	493,457	467,413
Residential - first lien	262,770	256,173
Residential - second lien	100,368	101,877
Consumer:
Automobile - indirect	261,619	227,541
Other	24,087	25,583
Loans held for sale	11,636	7,556

Total loans	1,352,055	1,284,887
Plus - Net deferred loan costs	9,054	7,634
Less - Allowance for loan losses	(16,841)	(16,095)

Loans - net	$1,344,268	1,276,426

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
	For the Three-Month Periods
	Ended March 31,

	2012	2011

Balance at the beginning of period	$16,095	15,635
Loans charged off	(710)	(705)
Recoveries of loans charged off	306	230
Provision charged to operations	1,150	750

Balance at end of period	$16,841	15,910

Schedule Of Allowance For Loan Losses By Loan Type Table [Text Block]
			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$6,393	994	1,786	521	4,839	916	-	646	16,095
Charge-offs	(191)	-	(75)	(3)	(283)	(158)	-	-	(710)
Recoveries	38	2	6	2	175	83	-	-	306
Provision	(1,362)	286	190	14	1,130	381	-	511	1,150
Ending Balance	$4,878	1,282	1,907	534	5,861	1,222	-	1,157	16,841
of which:
Amount for loans individually
evaluated for impairment	$1,079	443	-	-	-	-	-	-	1,522
Amount for loans collectively
evaluated for impairment	$3,799	839	1,907	534	5,861	1,222	-	1,157	15,319
Balance of loans individually
evaluated for impairment	$3,668	11,545	-	29	-	-	-	-	15,242
Balance of loans collectively
evaluated for impairment	$194,450	481,912	262,770	100,339	261,619	24,087	11,636	9,054	1,345,867

Financing Receivable Credit Quality Indicators [Table Text Block]

Credit Quality Indicator Analysis as of March 31, 2012

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$10,377	-	-	-	-	816	-	-	11,193
2-Good	8,268	26,459	1,656	3,172	-	1,084	-	-	40,639
3-Satisfactory	69,249	195,085	1,280	564	-	-	-	-	266,178
4-Watch	43,078	209,335	4,834	106	-	-	-	-	257,353
5-Special Mention	12,041	6,289	1,009	-	-	-	-	-	19,339
6-Substandard	22,395	31,573	4,263	225	-	-	-	-	58,456
7-Doubtful	-	-	7	-	-	-	-	-	7
Subtotal	$165,408	468,741	13,049	4,067	-	1,900	-	-	653,165
9 and not rated	32,710	24,716	249,721	96,301	261,619	22,187	11,636	9,054	707,944
Total	$198,118	493,457	262,770	100,368	261,619	24,087	11,636	9,054	1,361,109

Credit Quality Indicator Analysis as of December 31, 2011

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$9,814	105	-	-	-	913	-	-	10,832
2-Good	8,826	26,195	1,718	2,560	-	-	-	-	39,299
3 Satisfactory	68,246	177,882	1,409	576	-	-	-	-	248,113
4 Watch	43,928	210,901	6,045	269	-	-	-	-	261,143
5 Special Mention	7,864	4,645	1,127	-	-	-	-	-	13,636
6 Substandard	29,440	30,018	4,496	453	-	100	-	-	64,507
7 Doubtful	-	-	-	7	-	-	-	-	7
8 Loss	-	-	-	-	-	-	-	-	-
Subtotal	$168,118	449,746	14,795	3,865	-	1,013	-	-	637,537
9 and not rated	30,626	17,667	241,378	98,012	227,541	24,570	7,556	7,634	654,984
Total	$198,744	467,413	256,173	101,877	227,541	25,583	7,556	7,634	1,292,521

Schedule Of Nonaccruing Loans And Other Nonperforming Assets Table [Text Block]
	March 31,	December 31,	March 31,
	2012	2011	2011

Accruing loans 90 days or more delinquent	$554	969	208
Nonaccruing loans	19,358	17,307	22,760

Total nonperforming loans	19,912	18,276	22,968
Other real estate owned	3,562	4,632	3,836
(less write-down of other real estate owned)	(435)	(397)	(551)

Total nonperforming assets	$23,039	22,511	26,253

Past Due Financing Receivables [Table Text Block]

Aging Analysis as of March 31, 2012

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans

Commercial and industrial	$335	250	3,841	4,426	193,692	198,118	88	3,753
Commercial mortgages	1,497	1,326	11,572	14,395	479,062	493,457	-	11,572
Residential - first lien	3,084	1,415	4,249	8,748	254,022	262,770	390	3,859
Residential - junior lien	341	90	174	605	99,763	100,368	-	174
Consumer:
Automobile - Indirect	1,310	726	61	2,097	259,522	261,619	61	-
Other	204	21	15	240	23,847	24,087	15	-
Loans held-for-sale	-	-	-	-	11,636	11,636	-	-
	$6,771	3,828	19,912	30,511	1,321,544	1,352,055	554	19,358

Aging Analysis as of December 31, 2011

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans
Commercial and industrial	$395	432	3,992	4,819	193,925	198,744	75	3,917
Commercial mortgages	2,184	-	9,078	11,262	456,151	467,413	-	9,078
Residential - first lien	633	55	4,453	5,141	251,032	256,173	652	3,801
Residential - junior lien	444	91	419	954	100,923	101,877	8	411
Consumer:
Automobile - indirect	1,766	653	165	2,584	224,957	227,541	165	-
Other	257	88	169	514	25,069	25,583	69	100
Loans held-for-sale	-	-	-	-	7,556	7,556	-	-
Total	$5,679	1,319	18,276	25,274	1,259,613	1,284,887	969	17,307

Impaired Financing Receivables [Table Text Block]

	As of and for	As of and for	As of and for
	the three-month	the year	the three-month
	period ended	ended	period ended
	March 31,	December 31,	March 31,
	2012	2011	2011

Recorded investment at period end	$19,358	17,307	22,760
Impaired loans with specific related allowance at period end	$3,929	2,453	3,680
Amount of specific related allowance at period end	$1,522	1,138	933
Average investment during the period	$19,545	20,394	22,069
Interest income recognized on a cash basis during the period	$103	127	-

		Unpaid	Specific	Average	Interest
	Recorded	principal	Related	Recorded	income
	Investment	balance	Allowance	Investment	Recognized
With no specific allowance
Commercial and industrial	$1,640	2,151	-	1,811	-
Commercial mortgage	9,756	11,158	-	9,010	81
Residential mortgage - first position	3,859	4,042	-	4,331	20
Residential mortgage - second position	174	213	-	420	-
Consumer - other	-	-	-	76	2
Subtotal	15,429	17,564	-	15,648	103
With specific allowance
Commercial and industrial	2,113	2,249	1,079	2,503	-
Commercial mortgage	1,816	1,936	443	1,394	-
Subtotal	3,929	4,185	1,522	3,897	-
Total	$19,358	21,749	1,522	19,545	103
Summary by portfolio:
Commercial	$15,325	17,494	1,522	14,718	81
Residential	4,033	4,255	-	4,751	20
Consumer and other	-	-	-	76	2
Total	$19,358	21,749	1,522	19,545	103

December 31, 2011

		Unpaid	Specific	Average	Interest
	Recorded	principal	Related	Recorded	income
With no specific allowance	Investment	balance	Allowance	Investment	Recognized
Commercial and industrial	$2,541	3,048	-	1,401	-
Commercial mortgage	8,001	9,440	-	6,578	114
Residential mortgage - first position	3,801	3,968	-	3,366	13
Residential mortgage - second position	411	439	-	390	-
Consumer - other	100	102	-	76	-
Subtotal	14,854	16,997	-	11,811	127
With specific allowance
Commercial and industrial	1,376	1,454	895	3,079	-
Commercial mortgage	1,077	1,153	243	3,988	-
Residential mortgage - first position	-	-	-	1,265	-
Residential mortgage - second position	-	-	-	201	-
Subtotal	2,453	2,607	1,138	8,583	-
Total	$17,307	19,604	1,138	20,394	127
Summary by portfolio:
Commercial	$12,995	15,095	1,138	15,046	114
Residential	4,212	4,407	-	5,222	13
Consumer and other	100	102	-	126	-
Total	$17,307	19,604	1,138	20,394	127

Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three-months
	Ended March 31,
	2012	2011
Basic Earnings Per Share:
Net income applicable to common shareholders	$3,529	4,339
Weighted average common shares outstanding	1,887,254	1,888,570
Basic earnings per share	$1.87	2.30

Diluted Earnings Per Share:
Net income applicable to common shareholders	$3,529	4,339
Weighted average common shares outstanding	1,887,254	1,888,570
Effect of assumed exercise of stock options	38,688	34,079
Total	1,925,942	1,922,649
Diluted earnings per share	$1.83	2.26

Segment Information (Tables)	3 Months Ended
Mar. 31, 2012
Segment Information [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Three months ended March 31,	2012

	Bank	CNBM	GVT	OBS	Intersegment	Total
Net interest income	$16,193	2	3	-	(5)	16,193
Non-interest income	5,760	1,284	885	591	(338)	8,182

Total revenues	21,953	1,286	888	591	(343)	24,375

Provision for loan losses	1,150	-	-	-	-	1,150
Intangible amortization	46	-	157	-	-	203
Other operating expenses	16,148	741	761	470	(179)	17,941

Total expenses	17,344	741	918	470	(179)	19,294

Income (loss) before tax	4,609	545	(30)	121	(164)	5,081
Income tax	1,510	215	(7)	-	(208)	1,510
Net income attributable to noncontrolling interests
and Canandaigua National Corporation	3,099	330	(23)	121	44	3,571
Less: Net income attributable to noncontrolling interests	-	-	-	42	-	42
Net income attributable to
Canandaigua National Corporation	$3,099	330	(23)	79	44	3,529

Total identifiable assets	$1,773,882	10,198	16,432	15,874	(17,004)	1,799,382

Three months ended March 31,	2011

	Bank	CNBM	GVT	Intersegment	Total
Net interest income	$14,823	3	3	(6)	14,823
Non-interest income	6,022	736	1,037	(603)	7,192

Total revenues	20,845	739	1,040	(609)	22,015

Provision for loan losses	750	-	-	-	750
Intangible amortization	50	-	172	-	222
Other operating expenses	13,956	571	744	(172)	15,099

Total expenses	14,756	571	916	(172)	16,071

Income (loss) before tax	6,089	168	124	(437)	5,944
Income tax	1,605	64	45	(109)	1,605

Net income (loss)	$4,484	104	79	(328)	4,339

Total identifiable assets	$1,696,785	6,603	16,582	(8,646)	1,711,324

Fair Values of Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2012
Fair Values of Financial Instruments [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
		March 31, 2012		December 31, 2011
	Fair Value	Carrying	Fair	Carrying	Fair
Financial Assets:	Hierarchy	Amount	Value	Amount	Value
Cash and equivalents	1	$105,573	105,573	126,740	126,740
Securities, available-for-sale	1, 2, 3	$107,330	107,330	114,258	114,258
Securities, held-to-maturity	2	$165,464	170,109	167,225	172,517
FHLB stock and Federal Reserve Bank stock	3	$2,656	2,656	2,656	2,656
Loans-net	3	$1,344,268	1,408,255	1,276,426	1,308,531
Loan servicing assets	3	$2,600	3,280	2,489	3,244

Financial Liabilities:
Deposits:
Demand, savings and
money market accounts	3	$1,188,421	1,188,421	1,148,406	1,148,406
Time deposits	3	$395,104	385,858	398,204	393,583
Borrowings	2	$-	-	-	-
Junior subordinated debentures	2	$51,547	52,299	51,547	52,185

Other financial instruments:
Interest rate swap agreements	2	$(3,313)	(3,313)	(4,415)	(4,415)
Letters of credit	2	$(217)	(217)	(233)	(233)

		March 31, 2012		December 31, 2011
	Fair Value	Carrying	Fair	Carrying	Fair
Financial Assets:	Hierarchy	Amount	Value	Amount	Value
Cash and equivalents	1	$105,573	105,573	126,740	126,740
Securities, available-for-sale	1, 2, 3	$107,330	107,330	114,258	114,258
Securities, held-to-maturity	2	$165,464	170,109	167,225	172,517
FHLB stock and Federal Reserve Bank stock	3	$2,656	2,656	2,656	2,656
Loans-net	3	$1,344,268	1,408,255	1,276,426	1,308,531
Loan servicing assets	3	$2,600	3,280	2,489	3,244

Financial Liabilities:
Deposits:
Demand, savings and
money market accounts	3	$1,188,421	1,188,421	1,148,406	1,148,406
Time deposits	3	$395,104	385,858	398,204	393,583
Borrowings	2	$-	-	-	-
Junior subordinated debentures	2	$51,547	52,299	51,547	52,185

Other financial instruments:
Interest rate swap agreements	2	$(3,313)	(3,313)	(4,415)	(4,415)
Letters of credit	2	$(217)	(217)	(233)	(233)

Fair Values Mesurements (Tables)	3 Months Ended
Mar. 31, 2012
Fair Values Mesurements [Abstract]
Fair Value Asset And Liabilities Measured On Recurring And Nonrecurring Basis [Table Text Block]
		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored
enterprise obligations	-	51,303	-	51,303
State and municipal obligation	-	53,216	-	53,216
All other	-	2,212	97	2,309
Total assets	$502	106,731	97	107,330

Liabilities
Interest rate swap agreement	$-	3,313	-	3,313
Letters of credit	-	217	-	217
Total liabilities	$-	3,530	-	3,530

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	11,636	-	11,636
Collateral dependent impaired loans	-	-	3,929	3,929
Other real estate owned	-	-	3,127	3,127
Loan servicing assets	-	-	2,600	2,600
Total assets	$-	11,636	9,656	21,292

Three months ended
March 31, 2012
Securities available for sale, beginning of period	$799
Securities transferred to Level 2 during period	(730)
Unrealized gain included in other comprehensive income	28
Securities available for sale, end of period	$97

		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored
enterprise obligations	-	56,125	-	56,125
State and municipal obligation	-	55,425	-	55,425
All other	-	1,407	799	2,206
Total assets	$502	112,957	799	114,258

Liabilities
Interest rate swap agreement	$-	4,415	-	4,415
Letters of credit	-	233	-	233
Total liabilities	$-	4,648	-	4,648

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	7,556	-	7,556
Collateral dependent impaired loans	-	-	2,453	2,453
Other assets
Other real estate owned	-	-	4,235	4,235
Loan servicing assets	-	-	2,489	2,489
Total assets	$-	7,556	9,177	16,733

Three months ended
March 31, 2011
Securities available for sale, beginning of period	$958
Unrealized gain included in other comprehensive income	37
Securities available for sale, end of period	$995

Securities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 US Treasury [Member]	Dec. 31, 2011 US Treasury [Member]	Mar. 31, 2012 Government Sponsored enterprise obligations [Member]	Dec. 31, 2011 Government Sponsored enterprise obligations [Member]	Mar. 31, 2012 State and municipal obligations [Member]	Dec. 31, 2011 State and municipal obligations [Member]	Mar. 31, 2012 Corporate obligations [Member]	Dec. 31, 2011 Corporate obligations [Member]	Mar. 31, 2012 Equity Securities [Member]	Dec. 31, 2011 Equity Securities [Member]	Mar. 31, 2012 Investments Impairment Charge [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 105,642		$ 502	$ 502	$ 51,149	$ 55,766	$ 51,605	$ 53,531	$ 1,094	$ 1,093	$ 1,292	$ 1,295
Gross unrealized gains	2,086	2,408	0	0	267	377	1,627	1,917	2	2	190	112
Gross unrealized losses	(398)	(337)	0	0	(113)	(18)	(16)	(23)	(269)	(296)	0	0
Fair Value	107,330	114,258	502	502	51,303	56,125	53,216	55,425	827	799	1,482	1,407
Cumulative OTTI recognized in earnings													$ 360,000

Securities 1 (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 165,464	$ 167,225
Gross unrealized gains	4,827	5,427
Gross unrealized losses	(182)	(135)
Fair Value	163,121	160,401	172,517
Government Sponsored enterprise obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	7	1,007
Gross unrealized gains	2	1
Gross unrealized losses	0	0
Fair Value	9		1,008
State and municipal obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	164,629	165,348
Gross unrealized gains	4,520	5,113
Gross unrealized losses	(182)	(135)
Fair Value	168,967		170,326
Corporate obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	828	870
Gross unrealized gains	305	313
Gross unrealized losses	0	0
Fair Value	$ 1,133		$ 1,183

Securities 2 (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
The amortized cost and fair value of available for sale securites by maturity
Under 1 year amortized cost	$ 16,011
1 to 5 amortized cost	35,050
5 to 10 years amortized cost	48,177
10 and over amortized cost	5,112
Total		112,187
Under 1 year fair value	16,165
1 to 5 fair value	36,529
5 to 10 years fair value	48,268
10 and over fair value	4,886
Fair Value	105,848	114,258
The amortized cost and fair value held to maturity securities by maturity
Under 1 year amortized cost	28,646
1 to 5 amortized cost	118,385
5 to 10 years amortized cost	17,588
10 and over amortized cost	845
Total	165,464	167,225
Under 1 year fair value	28,895
1 to 5 fair value	122,171
5 to 10 years fair value	17,890
10 and over fair value	1,153
Fair Value	$ 163,121	$ 160,401	$ 172,517

Securities 3 (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Available for sale securities with gross unrealized losses [Line Items]
Less than 12 months fair value	$ 22,274	$ 7,965
Less than 12 months unrealized losses	115	21
Over 12 months fair value	2,324	1,755
Over 12 months unrealized losses	283	316
Total fair value	24,598	9,720
Total unrealized losses	398	337
US Treasury [Member]
Available for sale securities with gross unrealized losses [Line Items]
Less than 12 months fair value	0
Less than 12 months unrealized losses	0
Over 12 months fair value	0
Over 12 months unrealized losses	0
Total fair value	0
Total unrealized losses	0
Government Sponsored enterprise obligations [Member]
Available for sale securities with gross unrealized losses [Line Items]
Less than 12 months fair value	21,965	7,610
Less than 12 months unrealized losses	113	18
Over 12 months fair value	0	0
Over 12 months unrealized losses	0	0
Total fair value	21,965	7,610
Total unrealized losses	113	18
State and municipal obligations [Member]
Available for sale securities with gross unrealized losses [Line Items]
Less than 12 months fair value	309	355
Less than 12 months unrealized losses	2	3
Over 12 months fair value	1,268	996
Over 12 months unrealized losses	14	20
Total fair value	1,577	1,351
Total unrealized losses	16	23
Corporate obligations [Member]
Available for sale securities with gross unrealized losses [Line Items]
Less than 12 months fair value	0	0
Less than 12 months unrealized losses	0	0
Over 12 months fair value	1,056	759
Over 12 months unrealized losses	269	296
Total fair value	1,056	759
Total unrealized losses	$ 269	$ 296

Securities 4 (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Securities held to maturity with gross unrealized losses [Line Items]
Less than 12 months fair value	$ 15,819	$ 7,886
Less than 12 months unrealized losses	121	80
Over 12 months fair value	4,572	4,647
over 12 months unrealized losses	61	55
Total fair value	20,391	12,533
Total unrealized losses	182	135
Government Sponsored enterprise obligations [Member]
Securities held to maturity with gross unrealized losses [Line Items]
Less than 12 months fair value	0
Less than 12 months unrealized losses	0
Over 12 months fair value	0
over 12 months unrealized losses	0
Total fair value	0
Total unrealized losses	0
State and municipal obligations [Member]
Securities held to maturity with gross unrealized losses [Line Items]
Less than 12 months fair value	15,819	7,886
Less than 12 months unrealized losses	121	80
Over 12 months fair value	4,572	4,647
over 12 months unrealized losses	61	55
Total fair value	20,391	12,533
Total unrealized losses	182	135
Corporate obligations [Member]
Securities held to maturity with gross unrealized losses [Line Items]
Less than 12 months fair value		0
Less than 12 months unrealized losses		0
Over 12 months fair value		0
over 12 months unrealized losses		0
Total fair value		0
Total unrealized losses		$ 0

Securities 5 (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Available For Sale Securities Backed By Guarantees [Line Items]
Available for sale securities - fair value	$ 107,330	$ 114,258
Available for sale securities - adjusted cost basis	$ 105,642

Loans and Allowances for Loan Losses 1 (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Major Classifications of loans [Line Items]
Total loans	$ 1,352,055		$ 1,284,887
Plus - Net deferred loan costs	9,054		7,634
Loans and Leases Receivable, Allowance	(16,841)		(16,095)
Loans - net	1,344,268		1,276,426
Balance at the beginning of period	16,095	15,635
Loans charged off	(710)	(705)
Recoveries of loans charged off	306	230
Provision for loan losses	1,150	750
Balance at the end of period	16,841	15,910
Commercial and industrial [Member]
Major Classifications of loans [Line Items]
Total loans	198,118		198,744
Loans and Leases Receivable, Allowance	(4,878)	(5,876)	(6,393)	(6,364)
Loans charged off	191	155
Recoveries of loans charged off	38	15
Provision for loan losses	(1,362)	(348)
Commercial mortgages
Major Classifications of loans [Line Items]
Total loans	493,457		467,413
Loans and Leases Receivable, Allowance	(1,282)	(1,671)	(994)	(1,371)
Loans charged off	0	0
Recoveries of loans charged off	2	0
Provision for loan losses	286	300
Residential Mortgages - first position
Major Classifications of loans [Line Items]
Total loans	262,770		256,173
Loans and Leases Receivable, Allowance	(1,907)	(1,666)	(1,786)	(1,304)
Loans charged off	75	0
Recoveries of loans charged off	6	0
Provision for loan losses	190	362
Residential Mortgages - Second position
Major Classifications of loans [Line Items]
Total loans	100,368		101,877
Loans and Leases Receivable, Allowance	(534)	(587)	(521)	(563)
Loans charged off	3	0
Recoveries of loans charged off	2	1
Provision for loan losses	14	23
Consumer - Indirect
Major Classifications of loans [Line Items]
Total loans	261,619		227,541
Loans and Leases Receivable, Allowance	(5,861)	(4,141)	(4,839)	(4,196)
Loans charged off	283	402
Recoveries of loans charged off	175	141
Provision for loan losses	1,130	206
Consumer Other
Major Classifications of loans [Line Items]
Total loans	24,087		25,583
Loans and Leases Receivable, Allowance	(1,222)	(811)	(916)	(1,155)
Loans charged off	158	148
Recoveries of loans charged off	83	73
Provision for loan losses	381	(269)
Loans-held-for-sale
Major Classifications of loans [Line Items]
Total loans	11,636		7,556
Loans and Leases Receivable, Allowance	0	0	0	0
Loans charged off	0	0
Recoveries of loans charged off	0	0
Provision for loan losses	0	0
Unallocated
Major Classifications of loans [Line Items]
Loans and Leases Receivable, Allowance	(1,157)	(1,158)	(646)	(682)
Loans charged off	0	0
Recoveries of loans charged off	0	0
Provision for loan losses	$ 511	$ 476

Loans and Allowances for Loan Losses 2 (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	$ 16,095
Loans charged off	(710)	(705)
Recoveries of loans charged off	306	230
Provision for loan losses	1,150	750
Balance at the end of period	16,841
Amount for loans collectively evaluated for impairment	839
Commercial and industrial
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	6,393	6,364
Loans charged off	191	155
Recoveries of loans charged off	38	15
Provision for loan losses	(1,362)	(348)
Balance at the end of period	4,878	5,876
Amount for loans individually evaluated for impairment	1,079	705
Amount for loans collectively evaluated for impairment	3,799	5,171
Loans individually evaluated for impairment	3,668	1,508
Loans collectively evaluated for impairment	194,450	197,067
Commercial mortgages
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	994	1,371
Loans charged off	0	0
Recoveries of loans charged off	2	0
Provision for loan losses	286	300
Balance at the end of period	1,282	1,671
Amount for loans individually evaluated for impairment	443	80
Amount for loans collectively evaluated for impairment		1,591
Loans individually evaluated for impairment	11,545	1,449
Loans collectively evaluated for impairment	481,912	431,604
Residential Mortgages - first position
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	1,786	1,304
Loans charged off	75	0
Recoveries of loans charged off	6	0
Provision for loan losses	190	362
Balance at the end of period	1,907	1,666
Amount for loans individually evaluated for impairment	0	101
Amount for loans collectively evaluated for impairment	1,907	1,565
Loans individually evaluated for impairment	0	669
Loans collectively evaluated for impairment	262,770	234,606
Residential Mortgages - Second position
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	521	563
Loans charged off	3	0
Recoveries of loans charged off	2	1
Provision for loan losses	14	23
Balance at the end of period	534	587
Amount for loans individually evaluated for impairment	0	47
Amount for loans collectively evaluated for impairment	534	540
Loans individually evaluated for impairment	29	54
Loans collectively evaluated for impairment	100,339	93,904
Consumer - Indirect
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	4,839	4,196
Loans charged off	283	402
Recoveries of loans charged off	175	141
Provision for loan losses	1,130	206
Balance at the end of period	5,861	4,141
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	5,861	4,141
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	261,619	173,412
Consumer Other
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	916	1,155
Loans charged off	158	148
Recoveries of loans charged off	83	73
Provision for loan losses	381	(269)
Balance at the end of period	1,222	811
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	1,222	811
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	24,087	27,170
Loans-held-for-sale
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	0	0
Loans charged off	0	0
Recoveries of loans charged off	0	0
Provision for loan losses	0	0
Balance at the end of period	0	0
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	0	0
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	11,636	4,247
Unallocated
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	646	682
Loans charged off	0	0
Recoveries of loans charged off	0	0
Provision for loan losses	511	476
Balance at the end of period	1,157	1,158
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	1,157	1,158
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	$ 9,054	$ 5,540

Loans and Allowances for Loan Losses 3 (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total	$ 1,352,055	$ 1,284,887
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	554	969	208
Nonaccruing loans	19,358	17,307	22,760
Total nonperforming loans	19,912	18,276	22,968
Other real estate owned	3,562	4,632	3,836
Less write-down of other real estate owned	(435)	(397)	(551)
Total nonperforming assets	23,039	22,511	26,253
1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total		9,814
2 Good
Financing Receivable, Recorded Investment [Line Items]
Total		8,826
3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total		68,246
4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total		43,928
5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total		7,864
6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total		29,440
7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total		0
Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total	198,118	198,744
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	88	75
Nonaccruing loans	3,753	3,917
Commercial and industrial | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	10,377
Commercial and industrial | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	8,268
Commercial and industrial | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	69,249
Commercial and industrial | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	43,078
Commercial and industrial | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	12,041
Commercial and industrial | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	22,395
Commercial and industrial | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0
Commercial and industrial | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	165,408	168,118
Commercial and industrial | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	32,710	30,626
Commercial mortgages
Financing Receivable, Recorded Investment [Line Items]
Total	493,457	467,413
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	0	0
Nonaccruing loans	11,572	9,078
Commercial mortgages | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	105
Commercial mortgages | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	26,459	26,195
Commercial mortgages | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	195,085	177,882
Commercial mortgages | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	209,335	210,901
Commercial mortgages | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	6,289	4,645
Commercial mortgages | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	31,573	30,018
Commercial mortgages | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Commercial mortgages | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	468,741	449,746
Commercial mortgages | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	24,716	17,667
Residential Mortgages - first position
Financing Receivable, Recorded Investment [Line Items]
Total	262,770	256,173
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	390	652
Nonaccruing loans	3,859	3,801
Residential Mortgages - first position | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Residential Mortgages - first position | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	1,656	1,718
Residential Mortgages - first position | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	1,280	1,409
Residential Mortgages - first position | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	4,834	6,045
Residential Mortgages - first position | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	1,009	1,127
Residential Mortgages - first position | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	4,263	4,496
Residential Mortgages - first position | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	7	0
Residential Mortgages - first position | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	13,049	14,795
Residential Mortgages - first position | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	249,721	241,378
Residential Mortgages - Second position
Financing Receivable, Recorded Investment [Line Items]
Total	100,368	101,877
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	0	8
Nonaccruing loans	174	411
Residential Mortgages - Second position | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Residential Mortgages - Second position | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	3,172	2,560
Residential Mortgages - Second position | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	564	576
Residential Mortgages - Second position | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	106	269
Residential Mortgages - Second position | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Residential Mortgages - Second position | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	225	453
Residential Mortgages - Second position | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	7
Residential Mortgages - Second position | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	4,067	3,865
Residential Mortgages - Second position | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	96,301	98,012
Consumer - Indirect
Financing Receivable, Recorded Investment [Line Items]
Total	261,619	227,541
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	61	165
Nonaccruing loans	0	0
Consumer - Indirect | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	261,619	227,541
Consumer Other
Financing Receivable, Recorded Investment [Line Items]
Total	24,087	25,583
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	15	69
Nonaccruing loans	0	100
Consumer Other | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	816	913
Consumer Other | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	1,084	0
Consumer Other | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Other | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Other | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Other | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	0	100
Consumer Other | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Other | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	1,900	1,013
Consumer Other | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	22,187	24,570
Loans-held-for-sale
Financing Receivable, Recorded Investment [Line Items]
Total	11,636	7,556
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	0	0
Nonaccruing loans	0	0
Loans-held-for-sale | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	11,636	7,556
Unallocated | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	$ 9,054	$ 7,634

Loans and Allowances for Loan Losses 4 (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 6,771		$ 5,679
60-89 Days Past Due	3,828		1,319
90 Days or Greater	19,912		18,276
Total Past Due	30,511		25,274
Current	1,321,544		1,259,613
Total loans	1,352,055		1,284,887
>90 Days and Accruing	554	208	969
Non-Accrual Loans	19,358	22,760	17,307
Summary of information regarding impaired loans
Recorded investment at period end	19,358	22,760	17,307
Amount of specific related allowance at period end	1,522	933	1,138
Average investment during the period	19,545	22,069	20,394
Interest income recognized on a cash basis during the period	103	0	127
Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	335		395
60-89 Days Past Due	250		432
90 Days or Greater	3,841		3,992
Total Past Due	4,426		4,819
Current	193,692		193,925
Total loans	198,118		198,744
>90 Days and Accruing	88		75
Non-Accrual Loans	3,753		3,917
Commercial mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1,497		2,184
60-89 Days Past Due	1,326		0
90 Days or Greater	11,572		9,078
Total Past Due	14,395		11,262
Current	479,062		456,151
Total loans	493,457		467,413
>90 Days and Accruing	0		0
Non-Accrual Loans	11,572		9,078
Residential Mortgages - first position
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	3,084		633
60-89 Days Past Due	1,415		55
90 Days or Greater	4,249		4,453
Total Past Due	8,748		5,141
Current	254,022		251,032
Total loans	262,770		256,173
>90 Days and Accruing	390		652
Non-Accrual Loans	3,859		3,801
Mortgages Residential - junior lien
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	341		444
60-89 Days Past Due	90		91
90 Days or Greater	174		419
Total Past Due	605		954
Current	99,763		100,923
Total loans	100,368		101,877
>90 Days and Accruing	0		8
Non-Accrual Loans	174		411
Consumer Automobile - Indirect
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1,310		1,766
60-89 Days Past Due	726		653
90 Days or Greater	61		165
Total Past Due	2,097		2,584
Current	259,522		224,957
Total loans	261,619		227,541
>90 Days and Accruing	61		165
Non-Accrual Loans	0		0
Consumer Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	204		257
60-89 Days Past Due	21		88
90 Days or Greater	15		169
Total Past Due	240		514
Current	23,847		25,069
Total loans	24,087		25,583
>90 Days and Accruing	15		69
Non-Accrual Loans	0		100
Loans-held-for-sale
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0		0
60-89 Days Past Due	0		0
90 Days or Greater	0		0
Total Past Due	0		0
Current	11,636		7,556
Total loans	11,636		7,556
>90 Days and Accruing	0		0
Non-Accrual Loans	$ 0		$ 0

Loans and Allowances for Loan Losses 5 (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 19,358	$ 22,760	$ 17,307
Unpaid Principal Balance	3,929	3,680	2,453
Sepcific Related Allowance	1,522	933	1,138
Average Recorded Investment	19,545	22,069	20,394
Interest Income Recognized	103	0	127
With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	15,429		14,854
Unpaid Principal Balance	17,564		16,997
Sepcific Related Allowance	0		0
Average Recorded Investment	15,648		11,811
Interest Income Recognized			127
With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,929		2,453
Unpaid Principal Balance	4,185		2,607
Sepcific Related Allowance	1,522		1,138
Average Recorded Investment	3,897		8,583
Interest Income Recognized			0
With specific and no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	19,358		17,307
Unpaid Principal Balance	21,749		19,604
Sepcific Related Allowance	1,522		1,138
Average Recorded Investment	19,545		20,394
Interest Income Recognized			127
Summary by portfolio
Financing Receivable, Impaired [Line Items]
Recorded Investment	19,358		17,307
Unpaid Principal Balance	21,749		19,604
Sepcific Related Allowance	1,522		1,138
Average Recorded Investment	19,545		20,394
Interest Income Recognized			127
Commercial and industrial | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,640		2,541
Unpaid Principal Balance	2,151		3,048
Sepcific Related Allowance	0		0
Average Recorded Investment	1,811		1,401
Interest Income Recognized	0		0
Commercial and industrial | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,113		1,376
Unpaid Principal Balance	2,249		1,454
Sepcific Related Allowance	1,079		895
Average Recorded Investment	2,503		3,079
Interest Income Recognized	0		0
Commercial and industrial | Summary by portfolio
Financing Receivable, Impaired [Line Items]
Recorded Investment	15,325		12,995
Unpaid Principal Balance	17,494		15,095
Sepcific Related Allowance	1,522		1,138
Average Recorded Investment	14,718		15,046
Interest Income Recognized	81		114
Commercial mortgages | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,756		8,001
Unpaid Principal Balance	11,158		9,440
Sepcific Related Allowance	0		0
Average Recorded Investment	9,010		6,578
Interest Income Recognized	81		114
Commercial mortgages | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,816		1,077
Unpaid Principal Balance	1,936		1,153
Sepcific Related Allowance	443		243
Average Recorded Investment	1,394		3,988
Interest Income Recognized	0		0
Residential Mortgages - first position | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,859		3,801
Unpaid Principal Balance	4,042		3,968
Sepcific Related Allowance	0		0
Average Recorded Investment	4,331		3,366
Interest Income Recognized	20		13
Residential Mortgages - first position | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Sepcific Related Allowance	0		0
Average Recorded Investment	0		1,265
Interest Income Recognized	0		0
Residential Mortgages - Second position | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	174		411
Unpaid Principal Balance	213		439
Sepcific Related Allowance	0		0
Average Recorded Investment	420		390
Interest Income Recognized	0		0
Residential Mortgages - Second position | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Sepcific Related Allowance	0		0
Average Recorded Investment	0		201
Interest Income Recognized	0		0
Consumer - Indirect | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	0
Interest Income Recognized	0
Consumer - Indirect | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	0
Interest Income Recognized	0
Consumer Other | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		100
Unpaid Principal Balance	0		102
Sepcific Related Allowance	0		0
Average Recorded Investment	76		76
Interest Income Recognized	2		0
Consumer Other | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	0
Interest Income Recognized	0
Residential | Summary by portfolio
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,033		4,212
Unpaid Principal Balance	4,255		4,407
Sepcific Related Allowance	0		0
Average Recorded Investment	4,751		5,222
Interest Income Recognized	20		13
Consumer And Other | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	0
Interest Income Recognized	0
Consumer And Other | Summary by portfolio
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		100
Unpaid Principal Balance	0		102
Sepcific Related Allowance	0		0
Average Recorded Investment	76		126
Interest Income Recognized	$ 2		$ 0

Loan Servicing Assets (Details) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Loan Servicing Assets [Abstract]
Gross servicing fees	$ 346,000	$ 343,000
Servicing assets at amortized cost, Balance	2,489,000	2,222,000
Servicing assets at fair value, Balance	3,244,000	3,418,000
Servicing asset at amortized value, Origination	254,000	155,000
Servicing asset at amortized value, Amortization	(143,000)	(124,000)
Servicing assets at amortized cost, Balance	2,600,000	2,253,000
Servicing assets at fair value, Balance	$ 3,280,000	$ 3,465,000

Capital Changes (Details)	Mar. 31, 2012	Dec. 31, 2011
Capital Changes [Abstract]
Preferred stock, authorized shares	4,000,000
Common stock, authorized	16,000,000	16,000,000

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Basic Earnings Per Share:
Net income applicable to common shareholders	$ 3,529	$ 4,339
Weighted average common shares outstanding	1,887,254	1,888,570
Basic earnings per share	$ 1.87	$ 2.3
Diluted Earnings Per Share:
Net income applicable to common shareholders	$ 3,529	$ 4,339
Weighted average common shares outstanding	1,887,254	1,888,570
Effect of assumed exercise of stock options	38,688	34,079
Total	1,925,942	1,922,649
Diluted earnings per share	$ 1.83	$ 2.26

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net interest income	$ 16,193	$ 14,823
Total other income	8,182	7,192
Total revenues	24,375
Provision for loan losses	1,150	750
Intangible amortization	203	222
Other operating expenses	17,941
Total expenses	19,294
Income before income taxes	5,081	5,944
Income taxes	1,510	1,605
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	3,571	4,339
Net Income (Loss) Attributable to Noncontrolling Interest	42	0
Net income attributable to Canandaigua National Corporation	3,529
Total Assets	1,799,382		1,761,470
Bank [Member]
Segment Reporting Information [Line Items]
Net interest income	16,193	14,823
Total other income	5,760	6,022
Total revenues	21,953	20,845
Provision for loan losses	1,150	750
Intangible amortization	46	50
Other operating expenses	16,148	13,956
Total expenses	17,344	14,756
Income before income taxes	4,609	6,089
Income taxes	1,510	1,605
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	3,099
Net Income (Loss) Attributable to Noncontrolling Interest	0
Net income attributable to Canandaigua National Corporation	3,099	4,484
Total Assets	1,773,882	1,696,785
CNBM [Member]
Segment Reporting Information [Line Items]
Net interest income	2	3
Total other income	1,284	736
Total revenues	1,286	739
Provision for loan losses	0	0
Intangible amortization	0	0
Other operating expenses	741	571
Total expenses	741	571
Income before income taxes	545	168
Income taxes	215	64
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	330
Net Income (Loss) Attributable to Noncontrolling Interest	0
Net income attributable to Canandaigua National Corporation	330	104
Total Assets	10,198	6,603
GVT [Member]
Segment Reporting Information [Line Items]
Net interest income	3	3
Total other income	885	1,037
Total revenues	888	1,040
Provision for loan losses	0	0
Intangible amortization	157	172
Other operating expenses	761	744
Total expenses	918	916
Income before income taxes	(30)	124
Income taxes	(7)	45
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(23)
Net Income (Loss) Attributable to Noncontrolling Interest	0
Net income attributable to Canandaigua National Corporation	(23)	79
Total Assets	16,432	16,582
OBS [Member]
Segment Reporting Information [Line Items]
Net interest income	0
Total other income	591
Total revenues	591
Provision for loan losses	0
Intangible amortization	0
Other operating expenses	470
Total expenses	470
Income before income taxes	121
Income taxes	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	121
Net Income (Loss) Attributable to Noncontrolling Interest	42
Net income attributable to Canandaigua National Corporation	79
Total Assets	15,874
Intersegment [Member]
Segment Reporting Information [Line Items]
Net interest income	(5)	(6)
Total other income	(338)	(603)
Total revenues	(343)	(609)
Provision for loan losses	0	0
Intangible amortization	0	0
Other operating expenses	(179)	(172)
Total expenses	(179)	(172)
Income before income taxes	(164)	(437)
Income taxes	(208)	(109)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	44
Net Income (Loss) Attributable to Noncontrolling Interest	0
Net income attributable to Canandaigua National Corporation	44	(328)
Total Assets	$ (17,004)	$ (8,646)

Interest Rate Swap Agreement (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2007
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 30.9
Debt Instrument, Basis Spread on Variable Rate	1.40%
Junior Subordinated Debenture | Interest Rate Swap
Debt Instrument [Line Items]
Derivative, Fixed Interest Rate	5.54%

Fair Values of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010
Financial Assets:
Servicing Asset at Fair Value, Amount	$ 3,280	$ 3,244	$ 3,465	$ 3,418
Carrying Amount
Financial Assets:
Cash and equivalents	105,573	126,740
Securities, available-for-sale	107,330	114,258
Securities, held-to-maturity	165,464	167,225
FHLB stock and federal reserve stock	2,656	2,656
Loans-net	1,344,268	1,276,426
Servicing Asset at Fair Value, Amount	2,600	2,489
Deposits:
Borrowings	0	0
Carrying Amount | Letters of Credit
Other financial instruments:
Other financial instruments	(217)	(233)
Carrying Amount | Interest Rate Swap
Other financial instruments:
Other financial instruments	(3,313)	(4,415)
Carrying Amount | Demand, savings and money market accounts
Deposits:
Deposits	1,188,421	1,148,406
Carrying Amount | Time deposits
Deposits:
Deposits	395,104	398,204
Carrying Amount | Junior Subordinated Debenture
Deposits:
Junior subordinated debentures	51,547	51,547
Fair Value
Financial Assets:
Cash and equivalents	105,573	126,740
Securities, available-for-sale	107,330	114,258
Securities, held-to-maturity	170,109	172,517
FHLB stock and federal reserve stock	2,656	2,656
Loans-net	1,408,255	1,308,531
Servicing Asset at Fair Value, Amount	3,280	3,244
Deposits:
Borrowings	0	0
Fair Value | Letters of Credit
Other financial instruments:
Other financial instruments	(217)	(233)
Fair Value | Interest Rate Swap
Other financial instruments:
Other financial instruments	(3,313)	(4,415)
Fair Value | Demand, savings and money market accounts
Deposits:
Deposits	1,188,421	1,148,406
Fair Value | Time deposits
Deposits:
Deposits	385,858	393,583
Fair Value | Junior Subordinated Debenture
Deposits:
Junior subordinated debentures	$ 52,299	$ 52,185

Fair Values Measurements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2012 Available-for-sale Securities	Mar. 31, 2011 Available-for-sale Securities	Dec. 31, 2011 Quoted market prices in active markets (Level 1) U.S. government sponsored enterprise obligations	Dec. 31, 2011 Quoted market prices in active markets (Level 1) State and municipal obligation	Dec. 31, 2011 Quoted market prices in active markets (Level 1) Interest Rate Swap	Dec. 31, 2011 Internal models with significant observable market parameters (Level 2) Other real estate owned	Mar. 31, 2012 Internal models with significant unobservable market parameters (Level 3) U.S Treasury	Mar. 31, 2012 Measured on a recurring basis Quoted market prices in active markets (Level 1) U.S Treasury	Dec. 31, 2011 Measured on a recurring basis Quoted market prices in active markets (Level 1) U.S Treasury	Mar. 31, 2012 Measured on a recurring basis Quoted market prices in active markets (Level 1) U.S. government sponsored enterprise obligations	Mar. 31, 2012 Measured on a recurring basis Quoted market prices in active markets (Level 1) State and municipal obligation	Mar. 31, 2012 Measured on a recurring basis Quoted market prices in active markets (Level 1) All other	Dec. 31, 2011 Measured on a recurring basis Quoted market prices in active markets (Level 1) All other	Mar. 31, 2012 Measured on a recurring basis Quoted market prices in active markets (Level 1) Interest Rate Swap	Mar. 31, 2012 Measured on a recurring basis Quoted market prices in active markets (Level 1) Letters of Credit	Dec. 31, 2011 Measured on a recurring basis Quoted market prices in active markets (Level 1) Letters of Credit	Mar. 31, 2012 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) U.S Treasury	Dec. 31, 2011 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) U.S Treasury	Mar. 31, 2012 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) U.S. government sponsored enterprise obligations	Dec. 31, 2011 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) U.S. government sponsored enterprise obligations	Mar. 31, 2012 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) State and municipal obligation	Dec. 31, 2011 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) State and municipal obligation	Mar. 31, 2012 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) All other	Dec. 31, 2011 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) All other	Mar. 31, 2012 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) Interest Rate Swap	Dec. 31, 2011 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) Interest Rate Swap	Mar. 31, 2012 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) Letters of Credit	Dec. 31, 2011 Measured on a recurring basis Internal models with significant observable market parameters (Level 2) Letters of Credit	Dec. 31, 2011 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) U.S Treasury	Mar. 31, 2012 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) U.S. government sponsored enterprise obligations	Dec. 31, 2011 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) U.S. government sponsored enterprise obligations	Mar. 31, 2012 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) State and municipal obligation	Dec. 31, 2011 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) State and municipal obligation	Mar. 31, 2012 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) All other	Dec. 31, 2011 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) All other	Mar. 31, 2012 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) Interest Rate Swap	Dec. 31, 2011 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) Interest Rate Swap	Mar. 31, 2012 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) Letters of Credit	Dec. 31, 2011 Measured on a recurring basis Internal models with significant unobservable market parameters (Level 3) Letters of Credit	Mar. 31, 2012 Measured on a recurring basis Carrying Amount U.S Treasury	Dec. 31, 2011 Measured on a recurring basis Carrying Amount U.S Treasury	Mar. 31, 2012 Measured on a recurring basis Carrying Amount U.S. government sponsored enterprise obligations	Dec. 31, 2011 Measured on a recurring basis Carrying Amount U.S. government sponsored enterprise obligations	Mar. 31, 2012 Measured on a recurring basis Carrying Amount State and municipal obligation	Dec. 31, 2011 Measured on a recurring basis Carrying Amount State and municipal obligation	Mar. 31, 2012 Measured on a recurring basis Carrying Amount All other	Dec. 31, 2011 Measured on a recurring basis Carrying Amount All other	Mar. 31, 2012 Measured on a recurring basis Carrying Amount Interest Rate Swap	Dec. 31, 2011 Measured on a recurring basis Carrying Amount Interest Rate Swap	Mar. 31, 2012 Measured on a recurring basis Carrying Amount Letters of Credit	Dec. 31, 2011 Measured on a recurring basis Carrying Amount Letters of Credit	Mar. 31, 2012 Measured on a non-recurring basis Quoted market prices in active markets (Level 1) Loans-held-for-sale	Dec. 31, 2011 Measured on a non-recurring basis Quoted market prices in active markets (Level 1) Loans-held-for-sale	Mar. 31, 2012 Measured on a non-recurring basis Quoted market prices in active markets (Level 1) Collateral dependent impaired loans	Dec. 31, 2011 Measured on a non-recurring basis Quoted market prices in active markets (Level 1) Collateral dependent impaired loans	Mar. 31, 2012 Measured on a non-recurring basis Quoted market prices in active markets (Level 1) Other real estate owned	Dec. 31, 2011 Measured on a non-recurring basis Quoted market prices in active markets (Level 1) Other real estate owned	Mar. 31, 2012 Measured on a non-recurring basis Quoted market prices in active markets (Level 1) Loans servicing assets	Dec. 31, 2011 Measured on a non-recurring basis Quoted market prices in active markets (Level 1) Loans servicing assets	Mar. 31, 2012 Measured on a non-recurring basis Internal models with significant observable market parameters (Level 2) Loans-held-for-sale	Dec. 31, 2011 Measured on a non-recurring basis Internal models with significant observable market parameters (Level 2) Loans-held-for-sale	Mar. 31, 2012 Measured on a non-recurring basis Internal models with significant observable market parameters (Level 2) Collateral dependent impaired loans	Dec. 31, 2011 Measured on a non-recurring basis Internal models with significant observable market parameters (Level 2) Collateral dependent impaired loans	Mar. 31, 2012 Measured on a non-recurring basis Internal models with significant observable market parameters (Level 2) Other real estate owned	Mar. 31, 2012 Measured on a non-recurring basis Internal models with significant observable market parameters (Level 2) Loans servicing assets	Dec. 31, 2011 Measured on a non-recurring basis Internal models with significant observable market parameters (Level 2) Loans servicing assets	Mar. 31, 2012 Measured on a non-recurring basis Internal models with significant unobservable market parameters (Level 3) Loans-held-for-sale	Dec. 31, 2011 Measured on a non-recurring basis Internal models with significant unobservable market parameters (Level 3) Loans-held-for-sale	Mar. 31, 2012 Measured on a non-recurring basis Internal models with significant unobservable market parameters (Level 3) Collateral dependent impaired loans	Dec. 31, 2011 Measured on a non-recurring basis Internal models with significant unobservable market parameters (Level 3) Collateral dependent impaired loans	Mar. 31, 2012 Measured on a non-recurring basis Internal models with significant unobservable market parameters (Level 3) Other real estate owned	Dec. 31, 2011 Measured on a non-recurring basis Internal models with significant unobservable market parameters (Level 3) Other real estate owned	Mar. 31, 2012 Measured on a non-recurring basis Internal models with significant unobservable market parameters (Level 3) Loans servicing assets	Dec. 31, 2011 Measured on a non-recurring basis Internal models with significant unobservable market parameters (Level 3) Loans servicing assets	Mar. 31, 2012 Measured on a non-recurring basis Carrying Amount Loans-held-for-sale	Dec. 31, 2011 Measured on a non-recurring basis Carrying Amount Loans-held-for-sale	Mar. 31, 2012 Measured on a non-recurring basis Carrying Amount Collateral dependent impaired loans	Dec. 31, 2011 Measured on a non-recurring basis Carrying Amount Collateral dependent impaired loans	Mar. 31, 2012 Measured on a non-recurring basis Carrying Amount Other real estate owned	Dec. 31, 2011 Measured on a non-recurring basis Carrying Amount Other real estate owned	Mar. 31, 2012 Measured on a non-recurring basis Carrying Amount Loans servicing assets	Dec. 31, 2011 Measured on a non-recurring basis Carrying Amount Loans servicing assets
Assets
Total assets				$ 0	$ 0		$ 0	$ 0	$ 502	$ 502	$ 0	$ 0	$ 0	$ 0				$ 0	$ 0	$ 51,303	$ 56,125	$ 53,216	$ 55,425	$ 2,212	$ 1,407					$ 0	$ 0	$ 0	$ 0	$ 0	$ 97	$ 799					$ 502	$ 502	$ 51,303	$ 56,125	$ 53,216	$ 55,425	$ 2,309	$ 2,206					$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 11,636	$ 7,556	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 3,929	$ 2,453	$ 3,127	$ 4,235	$ 2,600	$ 2,489	$ 11,636	$ 7,556	$ 3,929	$ 2,453	$ 3,127	$ 4,235	$ 2,600	$ 2,489
Liabilities
Total liabilities						0									0	0	0									3,313	4,415	217	233								0	0	0	0									3,313	4,415	217	233
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Securities available for sale, beginning balance		799	958
Securities transferred to Level 2 during period	(730)
Unrealized gain included in other comprehensive income		28	37
Securities available for sale, end of balance		$ 97	$ 995